intangible assets and goodwill - Business acquisition pro forma information (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Pro forma Information
Reported Operating revenues	$ 3,453	$ 3,280	$ 6,830	$ 6,463
Reported Net income	397	$ 396	809	$ 818
Pro forma Operating revenues	3,454		6,847
Pro forma Net income	$ 408		$ 819
Net income per Common Share
Basic	$ 0.66	$ 0.66	$ 1.34	$ 1.36
Diluted	0.66	$ 0.66	1.34	$ 1.36
Pro forma Basic	0.67		1.36
Pro forma Diluted	$ 0.67		$ 1.35
AlarmForce Industries Inc.
Net income per Common Share
Reported Operating revenues of acquiree	$ 5		$ 9
Reported Net income of acquiree	0		0
Xavient Information Systems
Net income per Common Share
Reported Operating revenues of acquiree	45		71
Reported Net income of acquiree	$ 4		$ 5